PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:-   PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:

Computers and peripheral equipment	$138,379	$51,466
Office furniture and equipment	61,987	12,823
Production equipment	1,769,335	574,515
Leasehold improvement	-	3,381

	1,969,701	642,185
Accumulated depreciation:

Computers and peripheral equipment	37,114	10,196
Office furniture and equipment	3,255	535
Production equipment	784,532	13,727
Leasehold improvement	-	363

	824,901	24,821

Property and equipment, net	$1,144,800	$617,364

Depreciation expenses for the year ended December 31, 2013 and 2012 amounted to $ 839,249 and $  24,317, respectively.